Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Anti-Dilutive Securities

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of September 30, 2014 and December 31, 2013, as they would be anti-dilutive:

	September 30, 2014	December 31, 2013
Redeemable convertible preferred stock	—	800,000
Shares issuable pursuant to redeemable convertible preferred stock accretion	—	376,008
Options outstanding	760,300	334,800
Convertible notes payable		1,984,533
Warrants	150,000

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of December 31, 2012 and 2013, as they would be anti-dilutive:

	December 31,
	2012	2013
Shares issuable upon conversion of redeemable convertible preferred stock	800,000	800,000
Shares issuable pursuant to redeemable convertible preferred stock accretion	288,900	376,008
Options outstanding	334,800	334,800
Convertible notes payable	1,693,084	1,984,533

Schedule of Summary of Calculation of Unaudited Pro Forma Basic and Diluted Net Loss Per Common Share

Nine Months Ended September 30, 2014
Numerator:
Net loss applicable to common shareholders	$(13,923,398)
Effect of pro forma adjustments:
Accretion of redeemable convertible preferred stock	1,270,057
Interest expense on convertible notes	4,272,919

Pro forma net loss applicable to common shareholders	$(8,380,422)

Denominator:
Weighted average common shares outstanding	5,743,527
Effect of pro forma adjustments:
Conversion of redeemable convertible preferred stock	308,157
Conversion of convertible notes	524,777

Shares used in computing unaudited pro forma weighted average basic and diluted common shares outstanding	6,576,461

Unaudited pro forma basic and diluted net loss per common share	$(1.27)

The following table summarizes the calculation of unaudited pro forma basic and diluted net loss per common share:

Year ended December 31, 2013
Numerator:
Net loss applicable to common shareholders	$(2,398,022)
Effect of pro forma adjustments:
Accretion of redeemable convertible preferred stock	440,204
Interest expense on convertible notes	868,109

Pro forma net loss applicable to common shareholders	$(1,089,709)

Denominator:
Weighted average common shares outstanding	155,600
Effect of pro forma adjustments:
Conversion of redeemable convertible preferred stock	1,132,454
Conversion of convertible notes	1,828,411

Shares used in computing unaudited pro forma weighted average basic and diluted common shares outstanding	3,116,465

Unaudited pro forma basic and diluted net loss per common share	$(0.35)